Other Liabilities - Schedule of Other Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) mine	Dec. 31, 2021	Dec. 31, 2023 CAD ($)
Other Commitments [Line Items]
Employee future benefits (Note 24)	$ 446		$ 527
AROs (Note 3)	249		163
Customer and other deposits	128		168
Stock-based compensation plans (Note 20)	113		82
Manufactured gas plant site remediation	101		94
Derivatives (Note 26)	66		48
Deferred compensation plan (Note 9)	63		54
Operating leases (Note 15)	47		39
Mine reclamation obligations	40		30
Retail energy contract	20		27
Other	41		38
Other liabilities	$ 1,314		$ 1,270
TEP | Coal Mine Reclamation
Other Commitments [Line Items]
Number of mines | mine	2
Environmental exit costs, estimated reclamation costs	$ 49
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period		8 years